Nov. 10, 2026
Virtus AlphaSimplex Global Alternatives Fund
Risk Table - Virtus AlphaSimplex Global Alternatives Fund	Risk [Text Block]
Principal Risks

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Mutual Fund and ETF Investing Risk

> Mutual Fund and ETF Investing Risk: The fund will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the fund’s investment in such underlying funds will cause the fund to indirectly bear its proportionate share of such fees and expenses, which are reflected in the fund’s Fees and Expenses table as “Acquired Fund Fees and Expenses” if they are estimated to amount to at least 0.01% of the fund’s total net assets. ETF shares are traded on a securities exchange, and the market price of an ETF’s shares may fluctuate so that they trade at a premium or discount to their net asset value per share. As a result, the fund may pay more or receive less than the net asset value of the ETF shares it buys or sells.

Affiliated Fund and ETF Risk

> Affiliated Fund and ETF Risk: Because the fund’s subadviser or its affiliate(s) may receive fees from affiliated funds and/or exchange-traded funds (ETFs), some of which pay the subadviser or its affiliate(s) more than others, the fund’s subadviser has a conflict of interest in choosing between affiliated and unaffiliated mutual funds/ETFs when selecting and substituting investments for the fund.

Leverage Risk

> Leverage Risk: When the fund leverages its portfolio by borrowing or by engaging in certain types of transactions or instruments, including derivatives, the fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

Derivatives – Futures and Forward Contracts Risk

> Derivatives – Futures and Forward Contracts Risk: The use of futures and forwards involves the risk that changes in the value of the contract may not correlate as expected with the underlying security, currency, commodity, index, interest rate or other reference measure. Because these instruments may involve economic leverage, a relatively small movement in the underlying reference measure may result in a disproportionately large gain or loss to the fund.

Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Short Sales Risk

> Short Sales Risk: Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the fund covers its short position, the fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

Quantitative Model Risk

> Quantitative Model Risk: Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

Commodity and Commodity-linked Instruments Risk

> Commodity and Commodity-linked Instruments Risk: Commodities and commodity-linked instruments will subject the fund’s portfolio to greater volatility than investments in traditional securities, and will depend on factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Commodity-linked instruments may experience returns different from the commodity they attempt to track and may also be exposed to counterparty risk.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Foreign Currency Transactions Risk	> Foreign Currency Transactions Risk: The fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.
Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Interest Rate Risk	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Credit Risk

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Portfolio Turnover Risk

> Portfolio Turnover Risk: The fund’s principal investment strategies may result in a high portfolio turnover rate. Effects of frequent trading of securities and other instruments, including derivatives, may include high transaction costs, which may lower the fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the fund’s performance. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, or the threat or potential of one or more such events and developments, could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Counterparty Risk	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Hedge Fund Investing Risk

> Hedge Fund Investing Risk: Although the fund will not invest directly in hedge funds, because the fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds including that the fund’s performance may be lower than the returns of the broader stock market and the fund’s net asset value may fluctuate substantially over time.

Hedge Fund Correlation Risk

> Hedge Fund Correlation Risk: Although the fund does not seek to track any particular index, the fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the subadviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.

Absolute Return Strategy Investing Risk

> Absolute Return Strategy Investing Risk: Absolute return strategies may not achieve their objective of generating positive returns regardless of the direction of traditional equity and fixed income markets and may underperform traditional equity and fixed income investments, potentially by large amounts.

Long/Short Strategy Investing Risk

> Long/Short Strategy Investing Risk: Long/short investing strategies bear the risks associated with both equity investing and short sales. In addition, a long/short strategy may fail to limit losses during periods of market decline, and the fund may underperform a long-only equity strategy when equity markets rise significantly.

Real Assets Risk

> Real Assets Risk: Real assets may be particularly sensitive to changes in commodity prices, inflation and inflation expectations, interest rates, economic activity, supply and demand, environmental events and natural disasters, political and geopolitical developments, government regulation and taxation.

Liquidity Risk	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Management Risk	> Management Risk: The subadviser’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.
Allocation Risk

> Allocation Risk: If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

Non-U.S. Government Securities Risk

> Non-U.S. Government Securities Risk: When the Fund invests in debt instruments issued by a government outside the U.S., the Fund is exposed to the risks that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) the issuing government may default on its debt instruments, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken. The effects of taxable gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

Government Securities Risk

> U.S. Government Securities Risk: U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Valuation Risk

> Valuation Risk: This is the risk that the fund has valued certain securities or positions at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:

Class	1 Year	5 Years	10 Years
Class I Shares (previously Predecessor Fund's Class Y Shares)
Return Before Taxes	6.68%	4.11%	2.82%
Return After Taxes on Distributions	6.68%	2.96%	2.03%
Return After Taxes on Distributions and Sale of Fund Shares	3.95%	2.65%	1.83%
Class A Shares
Return Before Taxes	0.62%	2.70%	1.99%
Class R6 Shares (previously Predecessor Fund's Class N Shares)
Return Before Taxes	6.77%	4.19%	2.88%
Index
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	17.13%	13.40%	14.45%
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.18%
Barclay Fund of Funds Index (reflects no deduction for fees, expenses or taxes)	11.22%	4.62%	3.98%

The second paragraph under the table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and summary section of the statutory prospectus will be replaced with the following:

Effective November 10, 2026, the style-specific benchmark to which performance of the fund is compared has changed from the Barclay Fund of Funds Index to the ICE BofA US 3-Month Treasury Bill Index. This change is being made because the new benchmark is commonly used within the fund’s peer group and the subadviser believes it is an appropriate benchmark for an absolute return strategy. The ICE BofA US 3-Month Treasury Bill Index measures the performance of a single outstanding U.S. Treasury bill with approximately three months to maturity. It assumes the bill is purchased at the beginning of the month, held for one full month, and then rolled over into a newly selected 3-month issue. The index is calculated on a total return basis, is unmanaged, and is not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.